Employee Benefit Plan, Description of Plan (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	100.00%
EBP, Employer Contribution, Matching Percentage	6.00%
Employee Benefit Plan, Employer Contribution, Matching Amount	$ 1,043,126
Defined Contribution Plan, Employer Discretionary Contribution percent	4.00%
EBP, Employer Discretionary Contribution, Amount	$ 670,933
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Payment of Benefit, Lump Sum Payout Requirement Maximum	$ 7,000
EBP, Minimum Amount of Vested Benefits For Installment Payments	7,000
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	$ 500
Minimum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	5.25%
Maximum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%